Note 2 - Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes Tables
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
		Weighted Avg.
	Shares	Exercise Price
Balance December 31, 2015	1,471,000	$6.49

Granted	-	$-
Cancelled	(7,000)	$10.38

Balance March 31, 2016	1,464,000	$6.49

Granted	-	$-
Cancelled	-	$-

Balance June 30, 2016	1,464,000	$6.49

Granted	-	$-
Cancelled	-	$-

Balance September 30, 2016	1,464,000	$6.49

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
	Balance at September 30, 2016

(Amounts in thousands)	Level I	Level II	Level III	Total
Certificates of deposit	106	-	-	106
Total assets	106	-	-	106

Warrant liabilities	-	-	4,441	4,441
Derivative Liability			8,676	8,676
Total liabilities	-	-	13,117	13,117

	Balance at December 31, 2014

(Amounts in thousands)	Level I	Level II	Level III	Total
Certificates of deposit	122	-	-	122
Total assets	122	-	-	122

Warrant liabilities	-	-	40,585	40,585
Derivative Liability	-	-	-	-
Total liabilities	-	-	40,585	40,585
	Balance at December 31, 2015

(Amounts in thousands)	Level I	Level II	Level III	Total
Certificates of deposit	122	-	-	122
Total assets	122	-	-	122

Warrant liabilities	-	-	509	509
Derivative Liability			2,348	2,348
Total liabilities	-	-	2,857	2,857

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
	Level III		Level III
	Warrant		Derivative
(Dollars in thousands)	Liabilities	(Dollars in thousands)	Liabilities
Balance as of December 31, 2015	$509	Balance as of December 31, 2015	$2,348
Issuance of warrants	216	Issuance of warrants	-
Change in fair value	228	Change in fair value	1,337
Balance as of March 31, 2016	$953	Balance as of March 31, 2016	$3,685
Issuance (exercise) of warrants, net	444	Issuance (exercise) of warrants, net	-
Change in fair value	522	Change in fair value	1,507
Balance as of June 30, 2016	$1,919	Balance as of June 30, 2016	$5,192
Issuance (exercise) of warrants, net	3,982	Issuance (exercise) of warrants, net	-
Exercise of warrants	(37)	Expiration of warrants	-
Change in fair value	(1,423)	Change in fair value	3,484
Balance as of September 30, 2016	$4,441	Balance as of September 30, 2016	$8,676

(Dollars in thousands)	Level III Warrant Liabilities	(Dollars in thousands)	Level III Derivative Liabilities
Balance as of December 31, 2013	$16,347	Balance as of December 31, 2013	$-
Issuance (exercise) of warrants, net	4,384	Issuance (exercise) of warrants, net	-
Change in fair value	19,897	Change in fair value	-
Expiration of warrants	(43)	Expiration of warrants	-
Balance as of December 31, 2014	$40,585	Balance as of December 31, 2014	$-

Issuance (exercise) of warrants, net	2,712	Issuance (exercise) of warrants, net	1,019
Change in fair value	(11,665)	Change in fair value	2,761
Exchange of warrants	(31,123)	Debt Modification	(1,432)
Balance as of December 31, 2015	$509	Balance as of December 31, 2015	$2,348

Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Table Text Block]
	September 30 , 201 6
Expected volatility		133.19%
Risk-free interest rate	0.29	-	1.14%
Weighted average expected lives in years	0.24	-	4.87
Expected dividend		0%
September 30 , 201 6
Expected volatility	133.19%
Risk-free interest rate	0.36%
Weighted average expected lives in years	0.30
Expected dividend	0%

Dec 31, 2015
Expected volatility	133.19%
Risk-free interest rate	0.23%
Weighted average expected lives in years	1.05
Expected dividend	0%